CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 1,759,836	$ 1,836,332	$ 2,257,083
Costs and Expenses
Cost of revenues	374,279	400,585	403,841
Sales and marketing	461,421	477,107	591,682
Product development	333,628	415,190	430,673
General and administrative	117,574	52,806	133,475
Impairment of intangible assets		10,176
Total costs and expenses	1,286,902	1,355,864	1,559,671
Income from operations	472,934	480,468	697,412
Income (loss) from equity method investments	13,392	(24,069)	14,217
Realized gain (loss) from investments	(766)	1,591	3,243
Fair value changes through earnings on investments, net	43,002	(243,619)	(72,787)
Investment-related impairment and provision	(23,642)	(71,081)	(106,800)
Interest income	118,209	105,434	77,280
Interest expense	(120,070)	(71,598)	(71,006)
Other income (loss), net	(277)	(49,040)	9,159
Income before income tax expenses	502,782	128,086	550,718
Less: income tax expenses	145,287	30,277	138,841
Net income	357,495	97,809	411,877
Less: Net income (loss) attributable to non-controlling interests and redeemable non-controlling interests	2,095	12,254	(16,442)
Accretion to redeemable non-controlling interests	12,802
Net income attributable to Weibo's shareholders	342,598	85,555	428,319
Other comprehensive income (loss)
Currency translation adjustments (for which there were no taxes)	(114,683)	(261,729)	78,196
Total comprehensive income (loss)	242,812	(163,920)	490,073
Less: comprehensive income (loss) attributable to non-controlling interests and redeemable non-controlling interests	15,291	10,197	(15,652)
Comprehensive income (loss) attributable to Weibo's shareholders	$ 227,521	$ (174,117)	$ 505,725
Shares used in computing net income per share attributable to Weibo's shareholders:
Basic (in shares)	235,560	235,164	228,814
Diluted (in shares)	239,974	236,407	230,206
Income per share:
Basic (in dollars per share)	$ 1.45	$ 0.36	$ 1.87
Diluted (in dollars per share)	$ 1.43	$ 0.36	$ 1.86
Advertising and marketing revenues
Revenues:
Total revenues	$ 1,534,014	$ 1,596,650	$ 1,980,795
Advertising and marketing revenues | Third parties
Revenues:
Total revenues	1,344,354	1,392,723	1,633,242
Advertising and marketing revenues | Other related parties
Revenues:
Total revenues	32,733	40,524	69,953
Advertising and marketing revenues | Alibaba | Related party
Revenues:
Total revenues	111,608	107,197	181,241
Advertising and marketing revenues | SINA | Related party
Revenues:
Total revenues	45,319	56,206	96,359
Value-added services revenues
Revenues:
Total revenues	$ 225,822	$ 239,682	$ 276,288